Subsequent Events (Details) $ in Thousands	3 Months Ended
Mar. 31, 2016 USD ($)
Subsequent Event [Line Items]
Proceeds from Divestiture of Businesses	$ 55,070
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Divestiture of Businesses	55,000
Proceeds from Sale of Other Productive Assets	$ 27,100